Offerings	Apr. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/100th Interest in a Share of 6.100% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series L
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, The Charles Schwab Corporation initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-275858), filed on December 1, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.100% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series L
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, The Charles Schwab Corporation initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-275858), filed on December 1, 2023. (2) No separate consideration will be payable in respect of shares of 6.100% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series L which are issued in connection with this offering.